Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provision and accruals	Total
Gross deferred tax assets at December 31, 2019	13	6	151	371	110	281	932
Gross deferred tax liabilities at December 31, 2019	(172)	(1,713)	(10)	(23)	—	(46)	(1,964)
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
At December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
(Charged)/credited to income	(32)	193	(33)	10	59	26	223
Credited/(charged) to equity	—	—	7	—	5	(16)	(4)
Credited to other comprehensive income	—	—	13	—	—	3	16
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)
Gross deferred tax assets at December 31, 2020	24	5	128	381	174	314	1,026
Gross deferred tax liabilities at December 31, 2020	(215)	(1,519)	—	(23)	—	(66)	(1,823)
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provision and accruals	Total
Gross deferred tax assets at December 31, 2018	12	—	125	262	39	235	673
Gross deferred tax liabilities at December 31, 2018	(94)	(1,403)	(2)	(14)	—	(18)	(1,531)
Net deferred tax balance at December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
At December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
(Charged)/credited to income	(71)	(194)	18	111	50	(36)	(122)
Credited to equity	—	—	—	—	—	25	25
Credited to other comprehensive income	—	—	11	—	—	5	16
Impact of business combinations	—	(121)	—	—	28	—	(93)
Other movements	(6)	11	(11)	(11)	(7)	24	—
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
Gross deferred tax assets at December 31, 2019	13	6	151	371	110	281	932
Gross deferred tax liabilities at December 31, 2019	(172)	(1,713)	(10)	(23)	—	(46)	(1,964)
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)

Disclosure of components in deferred taxes
The below table presents the Net deferred tax balance as of December 31, 2020 after offsetting $627 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2020
Deferred tax assets	399
Deferred tax liabilities	(1,196)
Net deferred tax balance	(797)
The below table presents the Net deferred tax balance as of December 31, 2019 after offsetting $578 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2019
Deferred tax assets	354
Deferred tax liabilities	(1,386)
Net deferred tax balance	(1,032)

Disclosure of impact of deferred taxes on current taxes payable
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2020	At December 31, 2019
Deferred tax assets	0.6	0.6
Deferred tax liabilities	1.8	1.8